Income Tax and Social Contribution - Summary of Deferred Tax Asset Balance and Respective Changes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets [Line Items]
Beginning balance	R$ 50,877	R$ 53,164
Realization / reversal	(17,325)	(18,478)
Increase	14,637	16,191
Ending balance	48,189	50,877
Beginning balance	14,125	6,081
Realization / reversal	(8,848)	(3,922)
Increase	9,806	11,966
Ending balance	15,083	14,125
Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Beginning balance	843	137
Increase	140	706
Ending balance	983	843
Beginning balance	63	1,313
Realization / reversal		(1,250)
Increase	103
Ending balance	166	63
Reflected in income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	47,883	48,911
Realization / reversal	(16,199)	(16,508)
Increase	14,496	15,480
Ending balance	46,180	47,883
Beginning balance	13,507	4,277
Realization / reversal	(8,716)	(2,283)
Increase	9,690	11,513
Ending balance	14,481	13,507
Allowance for Loan and Lease Losses [Member]
Deferred Tax Assets [Line Items]
Beginning balance	26,975	25,572
Realization / reversal	(9,453)	(6,337)
Increase	6,457	7,740
Ending balance	23,979	26,975
Related to income tax and social contribution tax carryforwards [Member]
Deferred Tax Assets [Line Items]
Beginning balance	6,928	6,655
Realization / reversal	(197)	(288)
Increase	794	561
Ending balance	7,525	6,928
Provision for contingent liabilities [Member]
Deferred Tax Assets [Line Items]
Beginning balance	5,707	5,385
Realization / reversal	(2,733)	(1,784)
Increase	2,223	2,106
Ending balance	5,197	5,707
Civil lawsuits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,955	2,149
Realization / reversal	(576)	(701)
Increase	595	507
Ending balance	1,974	1,955
Labor claims [Member]
Deferred Tax Assets [Line Items]
Beginning balance	2,168	1,812
Realization / reversal	(1,233)	(1,010)
Increase	1,265	1,366
Ending balance	2,200	2,168
Tax and social security [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,582	1,420
Realization / reversal	(924)	(71)
Increase	362	233
Ending balance	1,020	1,582
Other [Member]
Deferred Tax Assets [Line Items]
Beginning balance	2	4
Realization / reversal		(2)
Increase	1
Ending balance	3	2
Goodwill on purchase of investments [Member]
Deferred Tax Assets [Line Items]
Beginning balance	165	511
Realization / reversal	(758)	(346)
Increase	734
Ending balance	141	165
Legal liabilities - tax and social security [Member]
Deferred Tax Assets [Line Items]
Beginning balance	387	508
Realization / reversal	(557)	(200)
Increase	658	79
Ending balance	488	387
Adjustments of operations carried out on futures settlement market [Member]
Deferred Tax Assets [Line Items]
Beginning balance	485	1,253
Realization / reversal	(239)	(797)
Increase	31	29
Ending balance	277	485
Beginning balance	1,095	51
Realization / reversal		(100)
Increase	326	1,144
Ending balance	1,421	1,095
Adjustment to market value of financial assets held for trading and derivatives [Member]
Deferred Tax Assets [Line Items]
Beginning balance	145	4,951
Realization / reversal	(145)	(4,951)
Increase	380	145
Ending balance	380	145
Beginning balance	7,293	198
Realization / reversal	(7,293)	(198)
Increase	7,592	7,293
Ending balance	7,592	7,293
Provision related to health insurance operations [Member]
Deferred Tax Assets [Line Items]
Beginning balance	300	322
Realization / reversal		(22)
Increase	41
Ending balance	341	300
Other Items Reflected In Income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	6,791	3,754
Realization / reversal	(2,117)	(1,783)
Increase	3,178	4,820
Ending balance	7,852	6,791
Beginning balance	1,255	789
Realization / reversal	(921)	(1,123)
Increase	1,053	1,589
Ending balance	1,387	1,255
Reflected In Stockholder Equity [Member]
Deferred Tax Assets [Line Items]
Beginning balance	2,994	4,253
Realization / reversal	(1,126)	(1,970)
Increase	141	711
Ending balance	2,009	2,994
Beginning balance	618	1,804
Realization / reversal	(132)	(1,639)
Increase	116	453
Ending balance	602	618
Corporate reorganizations [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,256	1,883
Realization / reversal	(628)	(627)
Ending balance	628	1,256
Adjustment to market value of available-for-sale securities [Member]
Deferred Tax Assets [Line Items]
Beginning balance	642	1,980
Realization / reversal	(498)	(1,338)
Ending balance	144	642
Beginning balance	486	53
Realization / reversal	(85)
Increase	13	433
Ending balance	414	486
Other [Member]
Deferred Tax Assets [Line Items]
Beginning balance	253	253
Realization / reversal		(5)
Increase	1	5
Ending balance	254	253
Beginning balance	34	14
Realization / reversal	(22)
Increase		20
Ending balance	12	34
Depreciation in excess - finance lease[Member]
Deferred Tax Assets [Line Items]
Beginning balance	936	1,487
Realization / reversal	(323)	(551)
Ending balance	613	936
Adjustment of escrow deposits and contingent liabilities [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,193	1,130
Realization / reversal	(179)	(168)
Increase	266	231
Ending balance	1,280	1,193
Pension Plans [member]
Deferred Tax Assets [Line Items]
Beginning balance	233	336
Realization / reversal		(143)
Increase	71	40
Ending balance	304	233
Taxation of results abroad - capital gains [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,502	286
Increase	382	1,216
Ending balance	1,884	1,502
Provision for pension plan benefits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	35	424
Realization / reversal	(25)	(389)
Ending balance	R$ 10	R$ 35